Filed pursuant to Rule 497(e)
under the Securities Act of 1933,
as amended Securities Act File
No. 333-141120

FUNDVANTAGE TRUST

Lateef Fund

Supplement dated January 18, 2017 to the Prospectus and Statement of Additional Information

(“SAI”) dated September 1, 2016

Effective December 28, 2016, David Geisler no longer serves as a co-portfolio manager of the Fund.  Accordingly, all references to Mr. Geisler as a co-portfolio manager of the Fund are hereby deleted from the Prospectus and SAI.  Quoc Tran and James Tarkenton continue as co-portfolio managers of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.